Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Other Current Liabilities

Other current liabilities consisted of the following (in millions):

	As of December 31,
	2023	2022
Other current liabilities:
License and service agreements	$114.7	$147.5
Salaries, wages and benefits	417.1	336.2
Litigation and product liability	146.2	205.6
Customer rebates	180.0	149.7
Accrued liabilities	627.7	582.3
Total other current liabilities	$1,485.7	$1,421.3